CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]
Current assets:
Cash and cash equivalents	$ 13,572	$ 25,751	[1]	$ 1,344
Accounts receivable - net of allowance for doubtful accounts of $1,819 and $1,389 and $2,595 at March 31, 2021 and December 31, 2020 and 219, respectively	7,118	4,529	[1]	6,890
Inventory	13,888	9,933	[1]	10,418
Prepaid expenses and other current assets	2,533	6,391	[1]	2,729
Total current assets	37,111	46,604	[1]	21,381
Long-term investments	0	202		397
Property and equipment, net	49,456	49,243	[1]	42,972
Goodwill	357	357	[1]	357
Other intangibles, net	36,946	736	[1]	1,153
Other assets	582	274	[1]	2,274
Total assets	124,452	97,416	[1]	68,534
Current liabilities:
Accounts payable	3,352	2,137	[1]	4,704
Accrued payroll and benefits	900	1,212	[1]	531
Notes payable, current portion	381	1,213	[1]	135
Lease obligation, current portion	2,915	2,301	[1]	2,325
Other current liabilities	7,199	8,860	[1]	4,356
Total current liabilities	14,747	15,723	[1]	12,051
Notes payable	285	303	[1]	371
Lease obligation	35,888	36,533	[1]	31,480
Convertible debentures	13,629	13,701	[1]	0
Other long-term liabilities	0	0		946
Total liabilities	64,549	66,260	[1]	44,848
COMMITMENTS AND CONTINGENCIES			[1]
STOCKHOLDERS' EQUITY
Share capital	161,006	125,540	[1]	96,160
Accumulated deficit	(101,103)	(94,384)	[1]	(72,474)
Total stockholders' equity	59,903	31,156	[1]	23,686
Total liabilities and stockholders' equity	$ 124,452	$ 97,416	[1]	$ 68,534

[1]	Restated